Risk Management Policy - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CLP ($) BTU bbl customer	Dec. 31, 2020 CLP ($) BTU bbl	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 309,975,140	$ 332,036,013	$ 235,684,500	$ 245,171,924
Number of consumer availed option to prorate debt | customer	68,839
VaR at confidence level, percentage	95.00%
Percentage of potential variations in fair value	5.00%
VaR amount	$ 654,949,943
Commodity Price Risk [Member] | Swap Hedges [Member] | Brent Oil [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | bbl	1.93	1.782
Commodity Price Risk [Member] | Swap Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | BTU	9,100,000	16,800,000
Liquidity Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 309,975,140	$ 332,036,013
Liquidity Risk [Member] | Lines of Credit [Member]
Disclosure Of Financial Risk Management [Line Items]
Available lines of long-term credit	$ 118,469,000	$ 140,643,000